Equity-Based Compensation - Assumptions used in Determining the Fair Value (Details)						1 Months Ended
	Mar. 30, 2022	Dec. 07, 2021	Jul. 29, 2021	Feb. 16, 2021	Jun. 11, 2019	Feb. 28, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	54.00%
Risk-free interest rate	2.40%
Expected time to exit (years)	6 years 3 months 3 days
Expected annual dividend yield	0.00%
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility					25.80%
Risk-free interest rate					1.89%
Expected time to exit (years)					2 years 6 months
Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			46.00%	57.00%		57.00%
Risk-free interest rate			0.20%	0.10%		0.10%
Expected time to exit (years)			1 year 2 months 12 days	1 year 7 months 6 days		1 year 7 months 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		54.00%
Risk-free interest rate		1.40%
Expected time to exit (years)		10 years
Expected annual dividend yield		0.00%